Loans to/(From) Related Parties - Schedule of Loans to/(From) Related Parties (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Non-current assets
Loan to a related party	R 28,700	R 28,700
Current liabilities
Loan from a related party	R (85)	R (138)